LOSS PER SHARE (Details) - Summary of basic and fully diluted number of shares - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended		6 Months Ended
		Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Numerator:
Net loss (in Dollars)		$ (10,883)	$ (940)	$ (20,104)	$ (15,734)
Denominator:
Weighted average number of common shares outstanding for basic EPS		111,319,103	97,517,298	111,261,218	97,517,298
Adjustment for diluted securities	[1]
Weighted average number of common shares outstanding for diluted EPS		111,319,103	97,517,298	111,261,218	97,517,298
Basic and fully diluted loss per share (in Dollars per share)		$ (0.1)	$ (0.01)	$ (0.18)	$ (0.16)

[1]	The following securities were exercisable and not included in the calculation of fully diluted loss per share: